RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Loans and Leases Receivable, Related Parties	$ 1,789,000	$ 3,104,000	$ 3,397,000
Related Party Deposit Liabilities	$ 1,529,000	$ 1,472,000